NOTE 4. SMALL BUSINESS ASSOCIATION LOAN (Details Narrative) (Annual Report, USD $)	Dec. 31, 2012	Dec. 31, 2011	May 01, 2010
Annual Report
Principle and Interest, Periodic Payment			$ 120
Variable Interest Rate			4.75%
Effective Interest Rate	8.00%	8.00%
Debt Maturity, Year One	842
Debt Maturity, Year Two	909
Debt Maturity, Year Three	982
Debt Maturity, Year Four	1,060
Debt Maturity, Year Five	1,146
Debt Maturity After Year Five	$ 3,164